New Accounting Pronouncements (Tables)	3 Months Ended
Mar. 31, 2018
Accounting Changes And Error Corrections [Abstract]
Schedule of Unaudited Impact of Adoption of New Revenue Recognition Standard and Impact of ASU

The unaudited impact of adoption of the new Revenue Recognition standard and the impact of ASU 2017-07 on the condensed consolidated statement of operations for the three months ended March 31, 2017 is as follows:

	Three Months Ended March 31, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2017-07	As Recast
	(in millions)
Revenues
Net Sales	$5,384	$(94)	$—	$5,290
Finance, interest and other income	297	198	—	495
Total Revenues	$5,681	$104	$—	$5,785
Costs and Expenses				—
Cost of goods sold	4,497	(12)	(3)	4,482
Selling, general and administrative expenses	542	—	(3)	539
Research and development expenses	191	—	—	191
Restructuring expenses	12	—	—	12
Interest expense	219	—	—	219
Other, net	141	116	6	263
Total Costs and Expenses	$5,602	$104	$—	$5,706
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	79	—	—	79
Income tax (expense)	(48)	(3)	—	(51)
Equity in income of unconsolidated subsidiaries and affiliates	18	—	—	18
Net Income (loss)	$49	$(3)	$—	$46
Net income (loss) attributable to noncontrolling interests	3	—	—	3
Net income/(loss) attributable to controlling interests	$46	$(3)	$—	$43
Earnings per share attributable to common shareholders
Basic	$0.03	$—	$—	$0.03
Diluted	$0.03	$—	$—	$0.03

The unaudited impact of adoption of the new Revenue Recognition standard on our condensed consolidated balance sheet at December 31, 2017 is as follows:

	December 31, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	As Recast
	(in millions)
ASSETS
Cash and cash equivalents	$5,430	$—	$5,430
Restricted cash	770	—	770
Trade receivables, net	496	—	496
Financing receivables, net	19,842	(47)	19,795
Inventories, net	6,280	172	6,452
Property, plant and equipment, net	7,003	(172)	6,831
Investments in unconsolidated subsidiaries and affiliates	561	—	561
Equipment under operating leases	1,845	—	1,845
Goodwill	2,472	—	2,472
Other intangible assets, net	792	—	792
Deferred tax assets	818	34	852
Derivative assets	77	—	77
Other assets	1,889	36	1,925
Total Assets	$48,275	$23	$48,298
LIABILITIES AND EQUITY
Debt	$25,895	$—	$25,895
Trade payables	6,060	—	6,060
Deferred tax liabilities	97	(3)	94
Pension, postretirement and other postemployment benefits	2,300	—	2,300
Derivative liabilities	98	—	98
Other liabilities	9,400	194	9,594
Total Liabilities	$43,850	$191	$44,041
Redeemable noncontrolling interest	25	—	25
Total Equity	$4,400	$(168)	$4,232
Total Liabilities and Equity	$48,275	$23	$48,298

The unaudited impact of adoption of the new Revenue Recognition standard and the impact of ASU 2016-18 on our condensed consolidated statement of cash flows for the three months ended March 31, 2017 is as follows:

	March 31, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2016-18	As Recast
	(in millions)
Operating activities:
Net income	$49	$(3)	$-	$46
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	177	-	-	177
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	139	-	-	139
Loss from disposal of assets	4	(4)	-	-
Loss on repurchase/early redemption of notes	-	-	-	-
Undistributed income of unconsolidated subsidiaries	8	-	-	8
Other non-cash items	42	(4)	-	38
Changes in operating assets and liabilities:
Provisions	(72)	(1)	-	(73)
Deferred income taxes	(26)	2	-	(24)
Trade and financing receivables related to sales, net	203	(2)	-	201
Inventories, net	(760)	196	-	(564)
Trade payables	198	-	-	198
Other assets and liabilities	(136)	4	-	(132)
Net cash provided by operating activities	$(174)	$188	$-	$14
Investing activities:
Additions to retail receivables	(846)	-	-	(846)
Collections of retail receivables	1,050	-	-	1,050
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	2	-	-	2
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	188	(188)	-	-
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(74)	-	-	(74)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(393)	-	-	(393)
Other	29	-	(101)	(72)
Net cash used in investing activities	$(44)	$(188)	$(101)	$(333)
Financing activities:
Proceeds from long-term debt	2,851	-	-	2,851
Payments of long-term debt	(3,869)	-	-	(3,869)
Net increase in other financial liabilities	71	-	-	71
Dividends paid	(1)	-	-	(1)
Other	-	-	-	-
Net cash used in financing activities	$(948)	$-	$-	$(948)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	73	-	7	80
Decrease in cash and cash equivalents and restricted cash	(1,093)	-	(94)	(1,187)
Cash and cash equivalents and restricted cash, beginning of year	5,017	-	837	5,854
Cash and cash equivalents and restricted cash, end of period	$3,924	$-	$743	$4,667

The unaudited impact of adoption of the new Revenue Recognition standard and the impact of ASU 2017-07 on our segment reporting for the three months ended March 31, 2017 is as follows:

	Three Months Ended March 31, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	As Recast
	(in millions)
Revenues:
Agricultural Equipment	$2,346	$(106)	$2,240
Construction Equipment	523	(21)	502
Commercial Vehicles	2,091	34	2,125
Powertrain	1,002	(1)	1,001
Eliminations and other	(578)	—	(578)
Net sales of Industrial Activities	5,384	(94)	5,290
Financial Services	396	116	512
Eliminations and other	(99)	82	(17)
Total Revenues	$5,681	$104	$5,785

	Three Months Ended March 31, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2017-07	As Recast
	(in millions)
Operating Profit:
Agricultural Equipment	$159	$(59)	$4	$104
Construction Equipment	(22)	(10)	1	(31)
Commercial Vehicles	28	(12)	—	16
Powertrain	74	—	—	74
Eliminations and other	(20)	—	—	(20)
Operating profit of Industrial Activities	219	(81)	5	143
Financial Services	120	—	—	120
Eliminations and other	(82)	82	—	—
Total Operating profit	$257	$1	$5	$263

The unaudited impact on Industrial Activities of adoption of the new Revenue Recognition standard, the impact of ASU 2017-07 and ASU 2016-18 on our supplemental statements of operations and statements of cash flows for the three months ended March 31, 2017 and our supplemental balance sheets at December 31, 2017 is as follows:

	Statement of Operations
	Industrial Activities
	Three Months Ended March 31, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Revenues
Net sales	$5,384	$(94)	$5,290
Finance, interest and other income	36	—	36
Total Revenues	$5,420	$(94)	$5,326
Costs and Expenses
Cost of goods sold	$4,497	$(15)	$4,482
Selling, general and administrative expenses	477	(3)	474
Research and development expenses	191	—	191
Restructuring expenses	11	—	11
Interest expense	139	—	139
Interest compensation to Financial Services	82	(82)	—
Other, net	63	6	69
Total Costs and Expenses	$5,460	$(94)	$5,366
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(40)	—	(40)
Income tax (expense) benefit	(10)	(3)	(13)
Equity in income of unconsolidated subsidiaries and affiliates	12	—	12
Results from intersegment investments	87	—	87
Net income	$49	$(3)	$46
	Balance Sheet
	Industrial Activities
	December 31, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
ASSETS
Cash and cash equivalents	$4,901	$—	$4,901
Restricted cash	—	—	—
Trade receivables	490	—	490
Financing receivables	1,718	—	1,718
Inventories, net	6,064	172	6,236
Property, plant and equipment, net	7,001	(172)	6,829
Investments in unconsolidated subsidiaries and affiliates	3,173	—	3,173
Equipment under operating leases	35	—	35
Goodwill	2,316	—	2,316
Other intangible assets, net	779	—	779
Deferred tax assets	835	34	869
Derivative assets	73	—	73
Other assets	1,706	36	1,742
Total Assets	$29,091	$70	$29,161
LIABILITIES AND EQUITY
Debt	$7,396	$47	7,443
Trade payables	5,936	—	5,936
Deferred tax liabilities	97	(3)	94
Pension, postretirement and other postemployment benefits	2,280	—	2,280
Derivative liabilities	88	—	88
Other liabilities	8,869	194	9,063
Total Liabilities	$24,666	$238	$24,904
Equity	4,400	(168)	4,232
Redeemable noncontrolling interest	25	—	25
Total Liabilities and Equity	$29,091	$70	$29,161

	Statements of Cash Flows
	Industrial Activities
	Three Months Ended March 31, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Net cash provided by operating activities	$(332)	$73	$(259)
Net cash used in investing activities	$(724)	$(73)	$(797)
Net cash used in financing activities	$(105)	$-	$(105)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	69	-	69
Decrease in cash and cash equivalents and restricted cash	(1,092)	-	(1,092)
Cash and cash equivalents and restricted cash, beginning of year	4,649	-	4,649
Cash and cash equivalents and restricted cash, end of period	$3,557	$-	$3,557

The unaudited impact on Financial Services of adoption of the new Revenue Recognition standard, the impact of ASU 2017-07 and ASU 2016-18 on our supplemental statements of operations and statements of cash flows for the three months ended March 31, 2017 and our supplemental balance sheets at December 31, 2017 is as follows:

There was no impact to the Financial Services balance sheet for the new standards and the impact to the statement of cash flows is as follows:

	Statements of Cash Flows
	Financial Activities
	Three Months Ended March 31, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Net cash provided by operating activities	$262	$115	$377
Net cash used in investing activities	$680	$(216)	$464
Net cash used in financing activities	$(947)	$-	$(947)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	4	7	11
Decrease in cash and cash equivalents and restricted cash	(1)	(94)	(95)
Cash and cash equivalents and restricted cash, beginning of year	368	837	1,205
Cash and cash equivalents and restricted cash, end of period	$367	$743	$1,110